INVESTMENT MANAGERS SERIES TRUST II
235 West Galena Street
Milwaukee, Wisconsin  53212

October 17, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”)
File No. 333-191476 and 811-22894
on behalf of the ACR Multi-Strategy Quality Return (MQR) Fund (the “Fund”)

The Registrant is filing Post-Effective Amendment No. 9 to its Registration Statement under Rule 485(a)(2) to create a new series, the ACR Multi-Strategy Quality Return (MQR) Fund.

Please direct your comments to the undersigned at (626) 385-5770.  Thank you.

Sincerely,

/s/ KIRAN DHILLON
Kiran Dhillon
Assistant Secretary
Investment Managers Series Trust II